Stockholders' Equity (Deficit) - Schedule of Warrants Outstanding (Details)	Sep. 30, 2020 USD ($) $ / shares shares
Equity [Abstract]
Exercise Price | $ / shares	$ 0.10
Warrants Outstanding | $	$ 233,060
Warrants Exercisable | shares	233,060
Weighted Average Contractual Life (Years)	4 years 9 months 14 days